Note 39 - Administration Costs - Other Administrative Expenses (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Classes Of Employee Benefits Expense
Technology And Systems		€ 604	€ 556
CommunicationExpense		109	119
Advertising Expense		158	174
Property Fixtures And Materials		266	492
Of Which Rent Expenses	[1]	52	282
Taxes Other Than Income Tax		203	215
Other Expense By Nature		612	638
Total Administrative Expense		€ (1,953)	€ (2,193)

[1]	(*) The change is mainly due to the implementation of IFRS 16 on January 1, 2019 (see Note 2.1).